UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00862

The Growth Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

Patrick F. Quan
The Growth Fund of America, Inc.
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Growth Fund of America®
Investment portfolio

November 30, 2011
unaudited

Common stocks — 90.37%	Shares	Value (000)

INFORMATION TECHNOLOGY — 18.64%
Apple Inc.1	12,925,000	$4,939,935
Oracle Corp.	78,028,676	2,446,199
Microsoft Corp.	70,108,700	1,793,381
Google Inc., Class A1	2,154,236	1,291,228
Samsung Electronics Co. Ltd.2	1,345,400	1,221,446
Texas Instruments Inc.	32,194,000	969,039
Visa Inc., Class A	8,686,400	842,320
Yahoo! Inc.1	42,688,343	670,634
QUALCOMM Inc.	11,854,994	649,654
EMC Corp.1	26,375,000	606,889
Taiwan Semiconductor Manufacturing Co. Ltd.2	176,096,000	443,456
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,350,000	146,642
Baidu, Inc., Class A (ADR)1	3,931,000	514,922
KLA-Tencor Corp.3	10,940,000	504,334
Corning Inc.	37,220,000	493,909
International Business Machines Corp.	2,600,000	488,800
Linear Technology Corp.3	15,160,000	464,351
Accenture PLC, Class A	7,750,000	448,958
ASML Holding NV (New York registered)	9,147,778	361,612
ASML Holding NV2	1,130,000	44,092
Intel Corp.	15,000,000	373,650
Automatic Data Processing, Inc.	6,305,000	322,122
Altera Corp.	8,000,000	301,360
Avago Technologies Ltd.	9,648,139	288,672
Motorola Solutions, Inc.	5,900,000	275,353
First Solar, Inc.1,3	5,568,900	266,528
Murata Manufacturing Co., Ltd.2	4,200,000	248,744
Flextronics International Ltd.1,3	40,080,464	239,280
SINA Corp.1	3,075,000	203,196
Electronic Arts1	8,751,287	202,942
FLIR Systems, Inc.	7,498,000	201,396
TE Connectivity Ltd.	5,923,000	187,818
MediaTek Inc.2	17,764,996	168,865
Fidelity National Information Services, Inc.	6,513,700	156,915
Maxim Integrated Products, Inc.	5,902,120	151,389
Mail.ru Group Ltd. (GDR)1,2	3,695,041	114,084
Mail.ru Group Ltd. (GDR)1,2,4	350,000	10,806
Xilinx, Inc.	3,500,000	114,485
Intuit Inc.	2,140,000	113,934
National Instruments Corp.	4,105,010	107,962
Quanta Computer Inc.2	42,254,258	84,950
SAP AG2	1,285,000	76,667
Nokia Corp. (ADR)	13,089,474	75,788
Nintendo Co., Ltd.2	460,400	69,814
AOL Inc.1	3,993,164	57,262
Rohm Co., Ltd.2	1,005,000	48,108
Comverse Technology, Inc.1	6,000,000	39,300
HTC Corp.2	2,096,450	34,477
Western Union Co.	890,000	15,522
Advanced Micro Devices, Inc.1	2,390,209	13,600
Monster Worldwide, Inc.1	1,114,500	8,147
Lender Processing Services, Inc.	407,196	7,720
Analog Devices, Inc.	87,559	3,052
Applied Materials, Inc.	104,600	1,128
		23,926,837

CONSUMER DISCRETIONARY — 16.83%
Amazon.com, Inc.1	12,845,915	2,470,141
Home Depot, Inc.	55,514,400	2,177,275
Comcast Corp., Class A	70,382,100	1,595,562
Comcast Corp., Class A, special nonvoting shares	24,800,000	554,528
DIRECTV, Class A1,3	36,140,000	1,706,531
NIKE, Inc., Class B	14,378,600	1,382,934
News Corp., Class A	57,554,800	1,003,756
YUM! Brands, Inc.	15,431,000	864,753
Time Warner Cable Inc.	13,474,735	814,952
Time Warner Inc.	19,436,591	676,782
Johnson Controls, Inc.	19,349,900	609,135
Sands China Ltd.1,2	198,980,400	600,710
Las Vegas Sands Corp.1	11,265,000	526,188
General Motors Co.1	20,891,632	444,783
Virgin Media Inc.3	19,765,400	438,001
Carnival Corp., units	11,820,000	392,424
Nikon Corp.2	16,000,000	376,067
Liberty Media Corp., Class A1	4,669,460	356,186
Chipotle Mexican Grill, Inc.1	1,065,000	342,461
CarMax, Inc.1	11,185,000	321,681
Naspers Ltd., Class N2	6,770,000	305,796
McDonald’s Corp.	3,135,000	299,455
Expedia, Inc.	8,988,659	250,020
Daimler AG2	5,220,000	236,862
Groupon Inc., Class A1	3,750,000	65,625
Groupon Inc., Class A1,2	12,029,128	168,408
Marriott International, Inc., Class A	7,000,000	214,340
Starbucks Corp.	4,500,000	195,660
Kohl’s Corp.	3,500,000	188,300
AutoNation, Inc.1	5,000,000	180,550
Sirius XM Radio Inc.1	95,340,000	171,612
Lowe’s Companies, Inc.	6,400,000	153,664
priceline.com Inc.1	290,000	140,908
Harley-Davidson, Inc.	3,599,500	132,354
Mattel, Inc.	4,400,000	126,764
Shaw Communications Inc., Class B, nonvoting	6,123,900	126,336
Wynn Resorts, Ltd.	1,000,000	120,560
Darden Restaurants, Inc.	2,500,000	119,275
Li & Fung Ltd.2	53,130,000	108,514
D.R. Horton, Inc.	7,580,000	90,278
Toyota Motor Corp.2	2,730,000	89,760
Bayerische Motoren Werke AG2	1,080,000	81,302
Harman International Industries, Inc.	1,816,200	75,009
Volkswagen AG, nonvoting preferred2	425,000	72,985
Walt Disney Co.	2,000,000	71,700
Toll Corp.1	3,300,000	67,023
Genting Singapore PLC1,2	37,000,000	45,019
Apollo Group, Inc., Class A1	925,000	44,844
Staples, Inc.	852,705	12,288
		21,610,061

ENERGY — 11.17%
Apache Corp.	15,590,400	1,550,309
EOG Resources, Inc.3	13,576,186	1,408,393
Schlumberger Ltd.	16,656,700	1,254,749
Suncor Energy Inc.	34,897,388	1,051,079
Southwestern Energy Co.1,3	22,220,000	845,471
Noble Energy, Inc.	8,384,000	824,902
Canadian Natural Resources, Ltd.	19,555,000	734,499
FMC Technologies, Inc.1,3	12,000,000	628,320
Devon Energy Corp.	8,159,900	534,147
Nexen Inc. (CAD denominated)3	16,399,200	273,173
Nexen Inc.3	13,935,000	230,903
Pioneer Natural Resources Co.	4,885,000	461,828
Concho Resources Inc.1	4,287,506	435,696
CONSOL Energy Inc.	9,715,213	404,541
Denbury Resources Inc.1,3	19,815,000	334,873
Talisman Energy Inc.	22,750,000	309,400
Newfield Exploration Co.1	6,670,000	305,486
Cimarex Energy Co.	4,275,000	286,767
Technip SA2	2,670,000	255,183
Chevron Corp.	2,450,000	251,909
Core Laboratories NV	2,147,345	249,199
Murphy Oil Corp.	3,456,000	193,260
Baker Hughes Inc.	3,300,000	180,213
Pacific Rubiales Energy Corp.	8,351,000	178,573
Occidental Petroleum Corp.	1,500,000	148,350
Range Resources Corp.	1,908,900	136,887
Halliburton Co.	3,705,000	136,344
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	4,339,200	117,115
Cenovus Energy Inc.	3,500,000	117,050
ConocoPhillips	1,365,000	97,352
Cobalt International Energy, Inc.1	8,466,200	90,504
Woodside Petroleum Ltd.2	2,340,000	81,542
Tenaris SA (ADR)	2,145,000	79,966
BG Group PLC2	1,975,000	42,384
Diamond Offshore Drilling, Inc.	680,000	40,902
Laricina Energy Ltd.1,2,5	950,000	39,585
Oceaneering International, Inc.	258,800	12,309
Coal India Ltd.2	1,684,602	10,696
OAO Gazprom (ADR)2	592,000	6,859
		14,340,718

HEALTH CARE — 10.36%
Allergan, Inc.3	15,840,400	1,326,158
Gilead Sciences, Inc.1	29,488,866	1,175,131
Merck & Co., Inc.	30,438,762	1,088,186
UnitedHealth Group Inc.	19,430,000	947,601
Biogen Idec Inc.1	8,020,100	921,910
Intuitive Surgical, Inc.1	1,619,600	703,247
Medco Health Solutions, Inc.1	11,522,400	652,974
Alexion Pharmaceuticals, Inc.1	9,250,000	635,105
Amgen Inc.	10,566,400	611,900
St. Jude Medical, Inc.	13,073,000	502,526
Edwards Lifesciences Corp.1,3	7,322,000	483,472
Bristol-Myers Squibb Co.	14,680,000	480,330
Stryker Corp.	7,905,000	386,001
Celgene Corp.1	5,920,000	373,434
Baxter International Inc.	6,105,000	315,384
Pharmasset, Inc.1	2,208,724	289,321
Aetna Inc.	6,385,000	267,021
Novo Nordisk A/S, Class B2	2,340,000	266,136
Vertex Pharmaceuticals Inc.1	8,914,300	258,426
Medtronic, Inc.	5,825,000	212,205
Hospira, Inc.1	6,327,840	178,382
Boston Scientific Corp.1	29,995,000	176,970
Illumina, Inc.1	6,189,000	172,178
Abbott Laboratories	2,819,407	153,799
Thermo Fisher Scientific Inc.1	2,965,000	140,096
Teva Pharmaceutical Industries Ltd. (ADR)	3,500,000	138,635
Hologic, Inc.1	7,095,000	124,943
Zimmer Holdings, Inc.1	1,980,000	100,089
Human Genome Sciences, Inc.1,3	11,475,800	88,019
Johnson & Johnson	955,000	61,808
Dendreon Corp.1	4,480,000	38,707
Thoratec Corp.1	933,000	28,382
		13,298,476

INDUSTRIALS — 8.23%
Union Pacific Corp.	14,949,700	1,545,948
CSX Corp.	36,807,717	799,096
General Dynamics Corp.	8,301,400	548,390
Lockheed Martin Corp.	5,870,146	458,752
Norfolk Southern Corp.	6,000,000	453,240
United Parcel Service, Inc., Class B	6,250,000	448,437
Cummins Inc.	4,395,000	423,370
Caterpillar Inc.	4,300,000	420,884
Precision Castparts Corp.	2,546,300	419,503
Boeing Co.	5,700,000	391,533
Stericycle, Inc.1	4,239,000	343,444
Southwest Airlines Co.	38,889,000	325,890
Delta Air Lines, Inc.1	39,590,000	321,471
United Continental Holdings, Inc.1	16,399,250	294,695
PACCAR Inc	7,230,000	293,321
Deere & Co.	3,670,000	290,847
Jardine Matheson Holdings Ltd.2	5,080,000	256,873
General Electric Co.	15,000,000	238,650
3M Co.	2,936,900	238,006
United Technologies Corp.	3,065,000	234,779
Iron Mountain Inc.	7,290,000	221,397
Atlas Copco AB, Class A2	8,115,000	174,409
Atlas Copco AB, Class B2	2,187,800	41,655
Joy Global Inc.	2,238,600	204,339
KBR, Inc.	6,575,289	190,026
Wolseley PLC2	6,319,000	189,503
Ryanair Holdings PLC (ADR)1	6,285,000	189,116
SGS SA2	75,000	126,623
Ingersoll-Rand PLC1	3,760,000	124,531
MTU Aero Engines Holding AG2	1,877,000	120,029
Schneider Electric SA2	1,945,000	110,335
Vallourec SA2	700,000	47,906
Bureau Veritas SA2	564,010	41,779
KONE Oyj, Class B2	540,000	30,439
		10,559,216

FINANCIALS — 6.97%
Wells Fargo & Co.	37,775,978	976,887
Citigroup Inc.	25,627,000	704,230
Aon Corp.	15,318,995	704,214
Goldman Sachs Group, Inc.	6,166,000	591,073
AIA Group Ltd.2	152,613,800	479,849
Bank of America Corp.	82,833,298	450,613
Agricultural Bank of China, Class H2	1,016,184,000	436,849
State Street Corp.	9,508,800	377,024
JPMorgan Chase & Co.	11,759,600	364,195
American Express Co.	7,284,300	349,938
Fifth Third Bancorp	26,690,000	322,682
ACE Ltd.	4,545,000	316,014
Marsh & McLennan Companies, Inc.	8,047,171	242,944
Berkshire Hathaway Inc., Class A1	1,930	228,705
ICICI Bank Ltd. (ADR)	6,775,000	197,220
ICICI Bank Ltd.2	1,810,000	25,364
Morgan Stanley	15,000,000	221,850
PNC Financial Services Group, Inc.	3,800,058	206,001
Onex Corp.	5,200,000	177,879
Industrial and Commercial Bank of China Ltd., Class H2	263,820,000	156,460
PT Bank Negara Indonesia (Persero) Tbk2	276,227,500	119,609
New York Community Bancorp, Inc.	9,095,000	109,504
XL Group PLC	5,000,000	103,100
AMP Ltd.2	22,673,816	100,075
Toronto-Dominion Bank	1,370,000	98,725
Bank of New York Mellon Corp.	4,351,985	84,690
HDFC Bank Ltd. (ADR)	2,700,000	74,682
HDFC Bank Ltd.2	485,965	4,178
Moody’s Corp.	2,229,500	77,386
UBS AG1,2	6,274,666	77,131
Banco Santander, SA2	9,523,215	71,450
BOK Financial Corp.	1,250,000	68,563
Popular, Inc.1	40,800,000	60,792
Willis Group Holdings PLC	1,710,000	60,295
Jefferies Group, Inc.	5,000,000	57,200
Genworth Financial, Inc., Class A1	7,647,700	50,398
Bank of Nova Scotia	960,000	48,520
City National Corp.	1,066,475	45,240
Housing Development Finance Corp. Ltd.2	2,500,000	31,216
Regions Financial Corp.	5,700,000	23,427
Zions Bancorporation	1,300,000	20,917
Discover Financial Services	606,853	14,455
Credit Suisse Group AG1,2	450,000	10,910
Weyerhaeuser Co.	422,321	7,091
Washington Mutual, Inc.1	24,571,428	1,474
		8,951,019

MATERIALS — 6.04%
Newmont Mining Corp.	21,648,000	1,491,114
Barrick Gold Corp.	23,250,000	1,229,460
Syngenta AG1,2	3,030,000	893,697
Dow Chemical Co.	29,368,700	813,807
Praxair, Inc.	5,272,437	537,789
Celanese Corp., Series A3	10,160,000	472,338
Cliffs Natural Resources Inc.	4,999,472	339,014
CRH PLC2	15,569,763	300,429
Potash Corp. of Saskatchewan Inc.	6,655,000	288,428
Sigma-Aldrich Corp.	4,395,000	284,840
Nitto Denko Corp.2	6,000,000	248,517
Rio Tinto PLC2	3,120,000	165,158
Nucor Corp.	2,604,000	102,676
Steel Dynamics, Inc.	7,153,752	94,286
ArcelorMittal2	4,150,000	78,669
Alcoa Inc.	6,510,000	65,230
ACC Ltd.2	2,605,000	57,457
United States Steel Corp.	1,982,200	54,114
Ambuja Cements Ltd.2	16,009,253	45,778
FMC Corp.	500,000	41,960
Ecolab Inc.	700,000	39,914
Kuraray Co., Ltd.2	2,290,000	32,802
Air Products and Chemicals, Inc.	335,000	28,056
Akzo Nobel NV2	412,000	20,921
AK Steel Holding Corp.	1,940,881	16,420
Sino-Forest Corp.1,2	9,900,000	6,806
		7,749,680

CONSUMER STAPLES — 5.77%
Philip Morris International Inc.	27,416,700	2,090,249
Costco Wholesale Corp.	17,830,000	1,520,899
CVS/Caremark Corp.	25,765,000	1,000,713
Kerry Group PLC, Class A2,3	8,865,824	331,935
Wilmar International Ltd.2	70,000,000	283,823
Estée Lauder Companies Inc., Class A	2,009,000	237,022
Avon Products, Inc.	12,975,700	220,587
Altria Group, Inc.	7,251,865	208,056
AMOREPACIFIC Corp.2	197,000	192,401
Diageo PLC2	8,500,000	181,711
British American Tobacco PLC2	3,750,000	174,046
Coca-Cola Co.	2,581,400	173,547
PepsiCo, Inc.	2,548,500	163,104
Whole Foods Market, Inc.	2,137,600	145,571
Molson Coors Brewing Co., Class B	3,561,600	144,565
L’Oréal SA2	1,010,000	109,281
Procter & Gamble Co.	1,500,000	96,855
Colgate-Palmolive Co.	790,927	72,370
Nestlé SA2	600,000	33,643
Danone SA2	470,000	31,088
		7,411,466

TELECOMMUNICATION SERVICES — 1.73%
Crown Castle International Corp.1	13,329,250	564,094
América Móvil, SAB de CV, Series L (ADR)	19,080,000	454,485
SOFTBANK CORP.2	11,800,000	397,575
American Tower Corp., Class A1	4,565,000	269,335
Sprint Nextel Corp., Series 11	66,144,000	178,589
MetroPCS Communications, Inc.1	18,097,771	151,659
Turkcell Iletisim Hizmetleri AS1,2	14,565,737	73,122
Telephone and Data Systems, Inc., special common shares	2,303,100	56,633
CenturyLink, Inc.	1,224,674	45,950
Leap Wireless International, Inc.1	3,900,000	35,373
Broadview Networks Holdings, Inc., Class A1,2,5	31,812	—
		2,226,815

UTILITIES — 0.11%
RRI Energy, Inc.1	21,002,000	57,125
NRG Energy, Inc.1	2,325,000	45,756
Power Grid Corp. of India Ltd.2	22,100,000	42,654
		145,535

MISCELLANEOUS — 4.52%
Other common stocks in initial period of acquisition		5,805,724

Total common stocks (cost: $94,745,536,000)		116,025,547

Preferred stocks — 0.05%	Shares

INFORMATION TECHNOLOGY — 0.05%
Zynga Inc., Class C1,2,5	4,740,144	66,500

TELECOMMUNICATION SERVICES — 0.00%
Broadview Networks Holdings, Inc., Series B1,2,5	1,272	158

Total preferred stocks (cost: $87,500,000)		66,658

Warrants — 0.02%

CONSUMER DISCRETIONARY — 0.01%
General Motors Co., Series A, warrants, expire 20161	534,593	6,763
General Motors Co., Series B, warrants, expire 20191	534,593	4,672
		11,435

FINANCIALS — 0.01%
Citigroup Inc., Class A, warrants, expire 20191	25,500,000	11,220
Washington Mutual, Inc., warrants, expire 20131,2	2,857,142	—
		11,220

Total warrants (cost: $57,787,000)		22,655

	Principal amount
Convertible securities — 0.02%	(000)

TELECOMMUNICATION SERVICES — 0.02%
Clearwire Corp. 8.25% convertible notes 20404	$65,000	25,594

Total convertible securities (cost: $65,064,000)		25,594

Bonds & notes — 1.37%

BONDS & NOTES OF U.S. GOVERNMENT — 1.34%
U.S. Treasury 3.125% 2041	1,080,000	1,093,089
U.S. Treasury 3.75% 2041	555,190	631,773
		1,724,862

TELECOMMUNICATION SERVICES — 0.02%
LightSquared, Term Loan B, 12.00% 20146,7,8	30,837	14,159
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20154	4,000	3,400
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	12,000	6,990
		24,549

CONSUMER DISCRETIONARY — 0.01%
MGM Resorts International 13.00% 2013	4,125	4,775

Total bonds & notes (cost: $1,742,674,000)		1,754,186

Short-term securities — 7.73%

Freddie Mac 0.05%–0.29% due 12/1/2011–8/22/2012	3,932,461	3,931,493
Federal Home Loan Bank 0.02%–0.33% due 12/2/2011–11/19/2012	2,143,420	2,142,462
Fannie Mae 0.04%–0.21% due 12/7/2011–11/5/2012	1,637,148	1,636,455
U.S. Treasury Bills 0.053%–0.267% due 12/15/2011–5/24/2012	588,450	588,382
Federal Farm Credit Banks 0.10%–0.32% due 1/9–10/25/2012	404,000	403,818
General Electric Capital Corp. 0.19% due 12/13/2011	100,000	99,996
General Electric Co. 0.04%–0.08% due 12/1–12/15/2011	77,500	77,500
General Electric Capital Services, Inc. 0.23% due 1/26/2012	61,400	61,391
Coca-Cola Co. 0.12%–0.19% due 1/10–5/22/20124	157,900	157,802
Straight-A Funding LLC 0.15%–0.19% due 12/6/2011–2/27/20124	145,500	145,478
Procter & Gamble Co. 0.07%–0.08% due 12/6/2011–1/18/20124	125,000	124,996
Wal-Mart Stores, Inc. 0.07% due 12/5/20114	117,610	117,609
Private Export Funding Corp. 0.11%–0.16% due 1/3–1/23/20124	110,000	109,966
Medtronic Inc. 0.08%–0.09% due 1/25–2/16/20124	98,285	98,260
Jupiter Securitization Co., LLC 0.14%–0.20% due 12/7/2011–1/5/20124	89,913	89,904
NetJets Inc. 0.03% due 12/1/20114	50,000	50,000
eBay Inc. 0.16%-0.18% due 1/11/20124	39,300	39,284
PepsiCo Inc. 0.07% due 12/14/20114	25,000	24,999
McDonald’s Corp. 0.08% due 1/18/20124	15,900	15,891
IBM Corp. 0.05% due 1/17/20124	14,300	14,299

Total short-term securities (cost: $9,927,714,000)		9,929,985

Total investment securities (cost: $106,626,275,000)		127,824,625
Other assets less liabilities		559,127

Net assets		$128,383,752

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $13,732,985,000, which represented 10.70% of the net assets of the fund. This amount includes $13,451,528,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,035,278,000, which represented .81% of the net assets of the fund.
5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date(s)	(000)	(000)	net assets
Zynga Inc., Class C	2/18/2011	$66,500	$66,500	.05%
Laricina Energy Ltd.	6/21/2011	41,523	39,585	.03
Broadview Networks Holdings, Inc., Series B	7/7/2000–3/6/2002	21,000	158	.00
Broadview Networks Holdings, Inc., Class A	7/7/2000–3/6/2002	—	—	.00
Total restricted securities		$129,023	$106,243	.08%

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $14,159,000, which represented .01% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares.  Further details on these holdings and related transactions during the three months ended November 30, 2011, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	11/30/2011
	shares	Additions	Reductions	shares	(000)	(000)

DIRECTV, Class A	40,270,000	500,000	4,630,000	36,140,000	$—	$1,706,531
EOG Resources, Inc.	14,755,837	40,000	1,219,651	13,576,186	2,367	1,408,393
Allergan, Inc.	15,955,400	250,000	365,000	15,840,400	792	1,326,158
Southwestern Energy Co.	21,925,000	1,045,000	750,000	22,220,000	—	845,471
FMC Technologies, Inc.	12,000,000	—	—	12,000,000	—	628,320
KLA-Tencor Corp.	10,940,000	—	—	10,940,000	3,829	504,334
Nexen Inc. (CAD denominated)	16,383,474	15,726	—	16,399,200	703	273,173
Nexen Inc.	10,435,000	3,500,000	—	13,935,000	448	230,903
Edwards Lifesciences Corp.	7,210,000	112,000	—	7,322,000	—	483,472
Celanese Corp., Series A	8,784,500	1,375,500	—	10,160,000	610	472,338
Linear Technology Corp.	15,160,000	—	—	15,160,000	3,638	464,351
Virgin Media Inc.	19,765,400	—	—	19,765,400	791	438,001
Denbury Resources Inc.	19,515,000	300,000	—	19,815,000	—	334,873
Kerry Group PLC, Class A	8,865,824	—	—	8,865,824	1,188	331,935
First Solar, Inc.	5,568,900	—	—	5,568,900	—	266,528
Flextronics International Ltd.	40,080,464	—	—	40,080,464	—	239,280
Human Genome Sciences, Inc.	10,297,900	1,177,900	—	11,475,800	—	88,019
					$14,366	$10,042,080

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$21,361,328	$2,565,509	*	$—	$23,926,837
Consumer discretionary	19,524,638	1,917,015	*	168,408	21,610,061
Energy	13,904,469	396,664	*	39,585	14,340,718
Health care	13,032,340	266,136	*	—	13,298,476
Industrials	9,419,665	1,139,551	*	—	10,559,216
Financials	7,437,928	1,513,091	*	—	8,951,019
Materials	5,899,446	1,843,428	*	6,806	7,749,680
Consumer staples	6,073,538	1,337,928	*	—	7,411,466
Telecommunication services	1,756,118	470,697	*	—	2,226,815
Utilities	102,881	42,654	*	—	145,535
Miscellaneous	3,846,869	1,958,855	*	—	5,805,724
Preferred stocks	—	—		66,658	66,658
Warrants	22,655	—		—	22,655
Convertible securities	—	25,594		—	25,594
Bonds & notes	—	1,754,186		—	1,754,186
Short-term securities	—	9,929,985		—	9,929,985
Total	$102,381,875	$25,161,293			$281,457

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $13,451,528,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended November 30, 2011 (dollars in thousands):

	Beginning value	Unrealized	Ending value at
	at 9/1/2011	depreciation	11/30/2011

Investment securities	$307,144	$(25,687)	$281,457

Net unrealized depreciation during the period on Level 3 investment securities held at November 30, 2011 (dollars in thousands):			$25,687

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$28,391,166
Gross unrealized depreciation on investment securities	(7,772,363)
Net unrealized appreciation on investment securities	20,618,803
Cost of investment securities for federal income tax purposes	107,205,822

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
CAD = Canadian dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-905-0112O-S29422

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA, INC.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: January 27, 2012

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: January 27, 2012